UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2503
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Diversified Bond Fund
Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (105.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.3%)(c)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-10-19	6.500%	$2,500,000	(d)	$2,829,351
Pemex Project Funding Master Trust
03-01-18	5.750	1,790,000		1,947,060
03-05-20	6.000	2,000,000	(q)	2,180,000
01-21-21	5.500	3,070,000	(q)	3,208,150
06-15-35	6.625	2,543,000	(q)	2,657,201
Petroleos de Venezuela SA
04-12-17	5.250	4,359,000		2,336,424

Total				15,158,186

Sovereign (1.1%)(c)
Abu Dhabi Government International Bond
Senior Unsecured
08-02-12	5.500	200,000	(d)	213,205
Argentina Bonos
Senior Unsecured
09-12-13	7.000	2,762,000		2,717,123
10-03-15	7.000	5,290,000		4,813,900
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	3,350,000	(e)	435,500
Colombia Government International Bond
Senior Unsecured
01-18-41	6.125	3,500,000	(q)	3,716,699
Dominican Republic International Bond
Senior Unsecured
05-06-21	7.500	1,000,000	(d)	1,120,000
El Salvador Government International Bond
06-15-35	7.650	1,313,000	(d)	1,418,040
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	3,522,000	(d)	4,217,595
03-13-20	5.875	1,000,000	(d)	1,125,000
10-12-35	8.500	987,000	(d)	1,347,255
01-17-38	7.750	2,350,000	(d)	2,984,500
Philippine Government International Bond
Senior Unsecured
01-15-21	4.000	549,000		544,196
01-14-31	7.750	1,979,000		2,493,540

	Coupon	Principal
Issuer	rate	amount		Value(a)
Russian Foreign Bond — Eurobond
03-31-30	7.500	5,126,560	(d)	5,908,360
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-20	5.000	3,400,000	(d)	3,389,800
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	450,000		525,600
04-03-18	6.750	1,429,000		1,679,075
11-07-19	7.500	1,400,000		1,725,500
03-30-21	5.625	3,000,000		3,240,000
03-17-36	6.875	3,506,000		4,031,900
Uruguay Government International Bond
05-17-17	9.250	678,000	(q)	893,265
11-18-22	8.000	1,100,000	(q)	1,408,000
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	1,592,000	(q)	1,998,756
Venezuela Government International Bond
02-26-16	5.750	1,579,000	(d,q)	1,053,983
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	715,000		582,725
05-07-23	9.000	1,600,000	(d)	1,005,760

Total				54,589,277

Treasury (1.1%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	2,060,000		11,989,988
Indonesia Treasury Bond
(IDR) Senior Unsecured
07-15-22	10.250	39,000,000,000		5,011,977
Mexican Bonos
(MXN)
12-17-15	8.000	482,690,000		41,853,500

Total				58,855,465

U.S. Government Obligations & Agencies (8.2%)
Federal National Mortgage Association
06-30-14	1.375	11,500,000	(m)	11,504,520
07-28-15	1.750	8,500,000	(m)	8,520,043
U.S. Treasury
03-31-12	1.000	9,470,000	(q)	9,552,105
08-31-12	0.375	1,945,000	(q)	1,943,253
01-15-13	1.375	16,435,000	(q)	16,736,730
04-15-13	1.750	4,110,000	(q)	4,225,902
10-31-15	1.250	7,079,000	(q)	7,017,059
07-31-17	2.375	73,710,000	(q)	75,230,269
08-15-19	3.625	15,000,000	(q)	16,278,510
11-15-20	2.625	39,935,000	(q)	39,348,435
02-15-40	4.625	29,122,000	(q)	31,806,699
05-15-40	4.375	116,000,000	(q)	121,510,000
08-15-40	3.875	32,998,000	(q)	31,703,851

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Treasury Inflation-Indexed Bond
07-15-12	3.000	11,340,905	(q,t)	11,993,204
07-15-15	1.875	33,572,085	(q,t)	36,686,012

Total				424,056,592

Asset-Backed (10.3%)
321 Henderson Receivables I LLC
CMO Series 2010-3A Class A
12-15-48	3.820	2,489,869	(d)	2,489,366
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.370	8,611,089	(m)	8,601,030
AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA)
10-06-13	0.293	4,368,881	(h,m)	4,356,017
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	7,400,000		7,440,579
AmeriCredit Automobile Receivables Trust
Series 2010-B Class A2 (AGCP)
02-06-14	1.180	8,125,000	(h)	8,084,460
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	5,250,000	(d)	5,413,911
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.356	21,244,767	(d,m)	21,097,278
Banc of America Funding Corp.
CMO Series 2010-R3 Class 6A1
09-26-36	0.433	4,629,548	(d,m)	4,396,219
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.303	3,542,036	(m)	3,468,813
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.353	3,232,696	(m)	3,113,090
Centex Home Equity
Series 2002-D Class M2
12-25-32	2.303	305,481	(m)	95,802
Centre Point Funding LLC
Series 2010-1A Class 1
07-20-16	5.430	1,912,489	(d)	2,007,207
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	51,261,073	(d)	51,345,259
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	18,300,000	(d)	18,308,149
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	11,050,000		11,700,667
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	25,190,440	(d)	25,270,407

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-6 Class 13A1
01-25-37	0.333	5,971,754	(d,m)	5,918,893
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-2 Class 1A1
05-25-37	0.353	5,195,193	(d,m)	5,141,786
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2A
03-25-37	0.363	7,986,585	(m)	7,838,450
Countrywide Asset-Backed Certificates
Series 2005-1 Class MV1
07-25-35	0.653	3,227,666	(m)	3,219,597
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.513	1,368,907	(m)	909,175
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	15,825,000	(d)	16,857,988
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1
04-26-37	0.390	9,879,804	(d,m)	9,698,185
DT Auto Owner Trust
Series 2009-1 Class A1
10-15-15	2.980	17,788,146	(d)	17,887,503
DT Auto Owner Trust
Series 2010-1A Class A2
12-17-12	0.990	16,430,000	(d)	16,420,494
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	9,650,000	(d,h)	9,781,433
Equifirst Mortgage Loan Trust
Series 2003-1 Class IF1
12-25-32	4.010	131,910		128,636
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A
06-15-13	0.503	7,275,000	(m)	7,249,872
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Class A
12-15-14	1.903	7,450,000	(d,m)	7,578,695
GTP Towers Issuer LLC
02-15-15	4.436	4,000,000	(d)	4,301,383
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	10,750,000	(d)	11,213,666
Hertz Vehicle Financing LLC
Series 2009-2A Class A2
03-25-16	5.290	5,000,000	(d)	5,464,781
Hertz Vehicle Financing LLC
Series 2010-1A Class A1
02-25-15	2.600	7,200,000	(d)	7,240,898
HSI Asset Securitization Corp. Trust
Series 2006-HE2 Class 2A1
12-25-36	0.303	1,618,212	(m)	1,600,245
HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A1
05-25-37	0.313	4,207,437	(m)	4,119,232

	Coupon	Principal
Issuer	rate	amount		Value(a)
Irwin Home Equity Corp.
Series 2005-A Class A3
02-25-34	0.633	64,377	(m)	58,758
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.422	6,258,238	(d,m)	5,992,263
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2 Class AV2
01-25-37	0.323	4,790,980	(m)	4,595,537
JP Morgan Reremic
CMO Series 2009-5 Class 4AI
04-26-37	0.373	4,577,201	(d,m)	4,463,668
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2 Class A2A
05-25-37	0.363	481,777	(m)	480,196
Morgan Stanley ABS Capital I
Series 2006-HE7 Class A2B
09-25-36	0.353	7,026,940	(m)	6,429,671
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.503	9,645,000	(d,m)	9,618,099
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	9,525,000	(i)	329,425
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	15,000,000	(i)	917,796
National Collegiate Student Loan Trust
CMO I.O. Series 2006-4 Class AIO
02-27-12	7.420	11,700,000	(i)	794,893
Navistar Financial Corp. Owner Trust
Series 2010-A Class A2
10-18-12	1.470	10,275,000	(d)	10,296,141
Northstar Education Finance, Inc.
Series 2004-1 Class A3
04-28-17	0.458	17,375,000	(m)	17,338,356
Novastar Home Equity Loan
Series 2005-4 Class A2C
01-25-36	0.493	3,159,016	(m)	2,988,922
Novastar Home Equity Loan
Series 2007-1 Class A2A2
03-25-37	4.325	2,396,372	(m)	2,386,172
Option One Mortgage Loan Trust
Series 2007-HL1 Class 2A1 (XLCA)
02-25-38	0.373	1,878,575	(h,m)	1,830,426
RAAC Series
Series 2007-SP1 Class A1
03-25-37	0.403	2,386,209	(m)	2,353,217
RAAC Series
Series 2007-SP1 Class A2
03-25-37	0.603	10,625,000	(m)	8,504,197
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	2,262,514		2,148,287

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Asset Securities Corp.
Series 2004-KS9 Class AI4 (FGIC)
02-25-32	4.610	1,836,448	(h)	1,669,591
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08-15-13	0.950	18,050,000		18,061,364
Santander Drive Auto Receivables Trust
Series 2010-A Class A1
07-15-11	0.526	9,156,144	(d)	9,155,978
SBA Tower Trust
04-15-40	4.254	13,860,000	(d)	14,657,147
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	2,292,913	(d)	2,348,425
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	5,653,235	(d)	5,691,945
Sierra Receivables Funding Co.
Series 2010-3A Class A
11-20-25	3.510	5,492,647	(d)	5,503,083
SLM Student Loan Trust
Series 2006-A Class A2
12-15-20	0.372	2,641,634	(m)	2,622,939
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.342	12,597,130	(m)	12,460,650
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A2
10-25-36	0.363	1,862,032	(m)	1,815,076
Soundview Home Equity Loan Trust
Series 2006-WF2 Class A2B
12-25-36	0.353	4,283,756	(m)	4,228,611
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	5,670,089	(h)	5,826,478
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	21,551,565	(h)	22,268,482
Triad Auto Receivables Owner Trust
Series 2007-A Class A4 (AGM)
02-12-14	0.313	17,722,418	(h,m)	17,536,673
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10-12-12	5.240	931,010	(h)	940,905
Westlake Automobile Receivables Trust
Series 2010-1A Class A
12-17-12	1.750	6,191,985	(d)	6,191,885

Total				532,264,422

Commercial Mortgage-Backed (10.6%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A3A
07-10-43	4.621	10,675,000		11,035,186

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	11,547,000		12,015,296
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.369	11,150,000		12,209,348
Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4
02-13-42	4.933	2,957,679	(m)	3,193,314
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-13-50	5.038	2,015,854		2,044,285
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	10,092,839		10,296,912
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	3,150,000		3,339,885
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
07-15-44	5.396	6,599,000	(m)	7,207,399
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.396	3,180,495		3,396,878
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	14,750,000		15,187,728
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.576	2,700,000	(d,m)	2,491,549
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4
12-10-49	5.815	9,540,000		10,257,368
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-CP4 Class A4
12-15-35	6.180	4,880,840		4,958,185
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	8,810,000		9,292,611
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	723,478		733,535
Extended Stay America Trust
Series 2010-ESHA Class A
11-05-27	2.951	13,000,000	(d)	12,966,208
Federal National Mortgage Association #725217
02-01-14	4.777	961,350		1,040,520
Federal National Mortgage Association #735029
09-01-13	5.322	340,185		366,551
FREMPF Mortgage Trust
CMO Series 2010-K6 Class B
12-26-46	5.357	4,200,000	(d)	3,608,973
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	6,900,000		7,103,215

	Coupon	Principal
Issuer	rate	amount		Value(a)
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	1,929,000		2,040,915
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	9,601,966	(d)	10,303,382
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	5,050,000	(d)	5,694,242
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	5,650,000		5,772,492
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A3
01-05-36	4.533	4,918,434		5,051,423
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	3,550,000		3,581,869
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	2,200,000		2,302,445
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	61,694,000	(q)	64,525,045
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	1,445,243		1,454,801
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	17,320,000		18,481,249
GS Mortgage Securities Corp. II
Series 2007-EOP Class A1
03-06-20	0.347	10,587,928	(d,m)	10,286,445
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.107	9,050,000	(d,m)	7,806,010
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	9,800,000		1,315,728
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	1,676,215		1,738,183
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	1,158,983		1,188,361
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	7,419,000		7,822,803
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	1,746,606		1,749,298
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
07-15-41	4.475	6,335,492		6,486,737

	Coupon	Principal
Issuer	rate	amount		Value(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	4,700,000		4,808,862
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	11,587,922		12,136,454
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.203	26,060,000		28,422,243
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	12,380,000		13,237,077
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	5,200,006	(d)	5,546,326
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A2
05-06-12	5.633	7,441,000	(d)	8,228,941
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1 Class A1
06-15-43	3.853	7,193,602	(d)	7,473,396
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2 Class A3
11-15-43	4.070	15,000,000	(d)	14,746,557
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-CNTR Class A2
08-05-32	4.311	12,200,000	(d)	11,862,448
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	4,700,000		4,782,250
LB-UBS Commercial Mortgage Trust
Series 2004-C6 Class A6
08-15-29	5.020	3,500,000		3,740,650
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	4,080,020		4,295,893
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	5.856	5,100,000		5,616,674
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	16,200,000		17,159,140
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	1,440,809		1,466,023
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	12,795,000		12,856,416
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.795	3,675,000		4,019,942
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	6.001	18,160,000	(d,m)	19,527,190

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-12-45	6.002	42,325,000	(d)	45,511,471
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A2
08-15-39	5.768	3,900,000	(m)	4,112,354
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A3
08-15-39	6.049	2,850,000		3,134,547
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
10-15-41	4.380	1,432,684		1,465,130
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	5,342,000		5,456,162
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A3
03-15-45	5.558	7,550,000		8,241,412
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	3,200,000		3,417,871
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	3,900,000		4,127,239
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
11-15-48	5.308	2,200,000		2,344,721

Total				548,083,763

Residential Mortgage-Backed (36.2%)(f,v)
American General Mortgage Loan Trust
CMO Series 2009-1 Class A7
09-25-48	5.750	35,395,647	(d)	35,213,820
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.466	6,490,788	(d,m)	6,324,370
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5
06-25-35	2.866	5,578,152	(m)	5,511,471
BCAP LLC Trust
CMO Series 2009-RR1 Class 2A2
05-26-35	2.855	13,823,234	(d,m)	3,317,576
BCAP LLC Trust
CMO Series 2009-RR8 Class 3A2
03-26-37	5.500	3,042,248	(d)	2,004,322
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 2A2B
04-25-35	2.691	51,510	(m)	22,716
Bear Stearns Mortgage Funding Trust
CMO Series 2007-AR1 Class 2A4
02-25-37	0.488	5,716,125	(m)	718,100
Castle Peak Loan Trust
CMO Series 2010-NPL1 Class A
12-25-50	7.750	11,976,974	(d)	11,976,974

	Coupon	Principal
Issuer	rate	amount		Value(a)
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	1,587,616		1,464,264
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-4 Class 11A2
10-25-36	0.703	5,352,488	(d,m)	1,070,498
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-4 Class 13A3
10-25-35	2.855	2,046,982	(d,m)	424,176
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-5 Class 3A2
06-25-36	5.500	4,547,358	(d)	1,034,524
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-4 Class 4A5
10-25-35	5.000	12,933,136	(d)	12,891,134
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	37.320	3,779,053	(i)	378,919
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	1,853,586		1,883,310
Countrywide Alternative Loan Trust
CMO Series 2005-42CB Class A9
10-25-35	0.503	650,437	(m)	643,162
Countrywide Alternative Loan Trust
CMO Series 2006-OC9 Class A1
12-25-46	0.328	75,612	(m)	75,228
Countrywide Alternative Loan Trust
CMO Series 2007-OH1 Class A1A
04-25-47	0.343	1,743,072	(m)	1,631,186
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.753	13,753,418	(m)	2,996,808
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	4,152,888	(d)	4,227,685
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 13A1
08-27-37	6.000	4,680,582	(d)	4,950,762
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	4,081,078	(d)	4,156,427
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-11R Class A1
06-28-47	1.258	20,322,829	(d,m)	20,017,503
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-12R Class 13A1
12-26-37	4.250	16,923,513	(d,m)	17,067,708
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-6R Class 1A2
02-27-37	5.500	6,230,079	(d)	6,421,810
Fadr LLC
Series 2009-2 Class A
01-28-40	2.506	5,044,710	(d,m)	4,742,027

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
12-01-25	3.500	41,000,000	(g)	41,922,500
12-01-25	4.500	200,000	(g)	210,281
12-01-25	5.500	200,000	(g)	216,750
12-01-40	6.000	5,000,000	(g)	5,421,095
Federal Home Loan Mortgage Corp. #170216
03-01-17	8.500	3,049		3,432
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.097	166,030	(m)	179,193
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.102	139,294	(m)	147,073
Federal Home Loan Mortgage Corp. #284190
01-01-17	8.000	180		203
Federal Home Loan Mortgage Corp. #290970
04-01-17	8.000	3,407		3,816
Federal Home Loan Mortgage Corp. #295114
06-01-17	8.500	2,810		2,845
Federal Home Loan Mortgage Corp. #540861
09-01-19	8.500	27,572		31,969
Federal Home Loan Mortgage Corp. #A00304
04-01-21	9.000	26,891		30,308
Federal Home Loan Mortgage Corp. #A12692
10-01-32	6.000	65,078		72,716
Federal Home Loan Mortgage Corp. #A13854
09-01-33	6.000	85,096		95,084
Federal Home Loan Mortgage Corp. #B10254
10-01-18	5.500	233,236		254,305
Federal Home Loan Mortgage Corp. #B12280
02-01-19	5.500	124,587		137,009
Federal Home Loan Mortgage Corp. #C00103
03-01-22	8.500	63,260		74,036
Federal Home Loan Mortgage Corp. #C00144
08-01-22	8.500	52,562		61,742
Federal Home Loan Mortgage Corp. #C00356
08-01-24	8.000	226,519		264,061
Federal Home Loan Mortgage Corp. #C00666
10-01-28	7.000	25,182		28,984
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	1,035,337		1,117,264
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	72,547		79,835
Federal Home Loan Mortgage Corp. #C62993
01-01-32	6.500	586,532		662,166
Federal Home Loan Mortgage Corp. #C63552
01-01-32	6.500	813,407		931,002
Federal Home Loan Mortgage Corp. #C64703
03-01-32	6.500	601,571		688,545
Federal Home Loan Mortgage Corp. #C67723
06-01-32	7.000	502,685		579,645
Federal Home Loan Mortgage Corp. #C77372
03-01-33	6.000	169,016		187,693
Federal Home Loan Mortgage Corp. #C78031
04-01-33	5.500	5,320,664		5,808,969
Federal Home Loan Mortgage Corp. #C79930
06-01-33	5.500	4,189,122		4,522,110

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	3,985,989		4,393,391
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	3,271,611		3,546,699
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	471,875		512,389
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	1,922,687		2,087,460
Federal Home Loan Mortgage Corp. #E74288
12-01-13	6.000	38,722		42,293
Federal Home Loan Mortgage Corp. #E79810
11-01-14	7.500	391,075		423,657
Federal Home Loan Mortgage Corp. #E90216
05-01-17	6.000	506,597		554,260
Federal Home Loan Mortgage Corp. #E96624
05-01-18	5.000	545,757		585,001
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	4,914,565		5,254,960
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	5,352,687		5,783,067
Federal Home Loan Mortgage Corp. #G00286
02-01-25	8.000	88,323		102,689
Federal Home Loan Mortgage Corp. #G01108
04-01-30	7.000	1,450,273		1,670,659
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	178,025		204,434
Federal Home Loan Mortgage Corp. #G01441
07-01-32	7.000	1,512,764		1,737,171
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	6,243,724		6,976,707
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	16,708,986		17,728,534
Federal Home Loan Mortgage Corp. #G03419
07-01-37	6.000	6,400,732	(q)	7,099,751
Federal Home Loan Mortgage Corp. #G04688
09-01-38	5.500	58,712,396	(q)	62,957,368
Federal Home Loan Mortgage Corp. #G30225
02-01-23	6.000	5,323,599		5,886,347
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	606,316		649,658
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2795 Class IY
07-15-17	85.440	68,066	(i)	1,046
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	2,734,201	(i)	173,508
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2936 Class AS
02-15-35	12.810	8,486,510	(i)	1,153,683
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2950 Class SM
03-15-35	2.330	11,057,364	(i)	1,374,148
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3155 Class PS
05-15-36	1.810	16,539,741	(i)	2,910,192

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3256 Class S
12-15-36	15.625	24,295,218	(i)	3,437,990
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3430 Class IA
07-15-12	78.198	19,551,720	(i)	104,731
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3447 Class AI
03-15-12	13.847	9,996,197	(i)	102,944
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3517 Class JI
12-15-12	58.040	8,210,809	(i)	68,423
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	3.939	55,301,705	(i)	2,675,386
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3639 Class SC
02-15-40	12.150	15,550,221	(i)	1,885,526
Federal National Mortgage Association
12-01-25	3.500	43,660,000	(g)	44,649,161
12-01-25	4.500	35,500,000	(g)	37,424,775
01-01-26	3.500	69,300,000	(g)	70,631,876
12-01-40	4.000	174,400,000	(g)	177,097,793
12-01-40	4.500	39,000,000	(g)	40,596,582
12-01-40	5.500	24,975,000	(g)	26,844,229
12-01-40	6.000	2,760,000	(g)	3,003,225
12-01-40	6.500	55,300,000	(g)	61,348,437
Federal National Mortgage Association # AE5852
10-01-40	4.500	55,871,049		58,220,173
Federal National Mortgage Association #125479
04-01-27	7.500	128,971		147,909
Federal National Mortgage Association #190899
04-01-23	8.500	156,988		172,837
Federal National Mortgage Association #190944
05-01-24	6.000	3,121,749		3,443,206
Federal National Mortgage Association #190988
06-01-24	9.000	142,538		156,731
Federal National Mortgage Association #231309
09-01-23	6.500	52,682		58,757
Federal National Mortgage Association #231310
09-01-23	6.500	323,586		360,899
Federal National Mortgage Association #250330
09-01-25	8.000	165,908		195,037
Federal National Mortgage Association #250495
03-01-26	7.000	281,228		319,835
Federal National Mortgage Association #250765
12-01-26	8.000	124,665		146,670
Federal National Mortgage Association #251116
08-01-27	8.000	156,383		184,227
Federal National Mortgage Association #252440
05-01-29	7.000	120,221		137,126
Federal National Mortgage Association #252498
06-01-29	7.000	3,221		3,673
Federal National Mortgage Association #253883
08-01-16	6.000	1,135,163		1,241,088

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #254236
03-01-17	6.500	703,971	772,638
Federal National Mortgage Association #254383
06-01-32	7.500	177,783	204,686
Federal National Mortgage Association #254802
07-01-18	4.500	1,373,814	1,463,585
Federal National Mortgage Association #254916
09-01-23	5.500	5,510,067	6,022,790
Federal National Mortgage Association #256901
09-01-37	6.500	129,383	143,307
Federal National Mortgage Association #268071
01-01-24	6.500	89,574	99,903
Federal National Mortgage Association #303226
02-01-25	8.000	63,395	74,395
Federal National Mortgage Association #323715
05-01-29	6.000	215,725	241,601
Federal National Mortgage Association #323933
09-01-29	7.000	2,091,035	2,385,078
Federal National Mortgage Association #408207
01-01-28	6.500	78,837	88,897
Federal National Mortgage Association #455791
01-01-29	6.500	225,518	254,861
Federal National Mortgage Association #489888
05-01-29	6.500	848,957	959,417
Federal National Mortgage Association #493945
04-01-29	6.500	52,185	58,599
Federal National Mortgage Association #496029
01-01-29	6.500	1,028,087	1,150,932
Federal National Mortgage Association #518159
09-01-14	7.000	156,905	169,139
Federal National Mortgage Association #545008
06-01-31	7.000	1,715,884	1,983,658
Federal National Mortgage Association #545342
04-01-13	7.000	21,894	22,784
Federal National Mortgage Association #545684
05-01-32	7.500	184,215	211,820
Federal National Mortgage Association #545868
08-01-32	7.000	60,337	69,368
Federal National Mortgage Association #545869
07-01-32	6.500	1,112,286	1,263,542
Federal National Mortgage Association #545885
08-01-32	6.500	2,252,073	2,544,139
Federal National Mortgage Association #545910
08-01-17	6.000	2,075,840	2,268,592
Federal National Mortgage Association #555340
04-01-33	5.500	182,945	197,922
Federal National Mortgage Association #555343
08-01-17	6.000	2,034,102	2,227,723
Federal National Mortgage Association #555375
04-01-33	6.000	14,295,453	15,826,854
Federal National Mortgage Association #555458
05-01-33	5.500	13,610,314	14,954,758
Federal National Mortgage Association #555528
04-01-33	6.000	7,903,800	8,716,335

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #555734
07-01-23	5.000	4,821,834	5,151,477
Federal National Mortgage Association #555794
09-01-28	7.500	479,306	548,345
Federal National Mortgage Association #567840
10-01-30	7.000	817,380	932,321
Federal National Mortgage Association #582154
05-01-31	6.500	74,690	84,408
Federal National Mortgage Association #587859
12-01-16	5.500	1,623,972	1,767,372
Federal National Mortgage Association #597374
09-01-31	7.000	486,991	555,806
Federal National Mortgage Association #606882
10-01-31	7.000	463,301	529,202
Federal National Mortgage Association #611831
02-01-31	7.500	21,470	24,647
Federal National Mortgage Association #615135
11-01-16	6.000	115,993	126,817
Federal National Mortgage Association #634650
04-01-32	7.500	110,856	127,631
Federal National Mortgage Association #638969
03-01-32	5.500	693,388	752,730
Federal National Mortgage Association #643362
04-01-17	6.500	263,976	289,725
Federal National Mortgage Association #646147
06-01-32	7.000	1,937,969	2,213,024
Federal National Mortgage Association #646446
06-01-17	6.500	575,690	631,844
Federal National Mortgage Association #649068
06-01-17	6.500	945,425	1,032,763
Federal National Mortgage Association #649263
08-01-17	6.500	1,037,426	1,137,416
Federal National Mortgage Association #650009
09-01-31	7.500	44,574	51,170
Federal National Mortgage Association #654208
10-01-32	6.500	1,223,683	1,382,900
Federal National Mortgage Association #654682
10-01-32	6.000	607,790	670,318
Federal National Mortgage Association #654689
11-01-32	6.000	1,012,049	1,125,316
Federal National Mortgage Association #656908
09-01-32	6.500	1,049,054	1,201,639
Federal National Mortgage Association #661815
10-01-32	6.000	78,596	87,471
Federal National Mortgage Association #662061
09-01-32	6.500	1,700,850	1,922,153
Federal National Mortgage Association #667604
10-01-32	5.500	141,959	153,708
Federal National Mortgage Association #667787
02-01-18	5.500	728,824	794,547
Federal National Mortgage Association #670382
09-01-32	6.000	5,852,682	6,454,355
Federal National Mortgage Association #670387
08-01-32	7.000	761,517	869,257
Federal National Mortgage Association #677089
01-01-33	5.500	278,717	301,786

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #678028
09-01-17	6.000	2,650,199		2,902,465
Federal National Mortgage Association #678065
02-01-33	6.500	286,414		323,667
Federal National Mortgage Association #678937
01-01-18	5.500	1,218,862		1,335,208
Federal National Mortgage Association #678941
02-01-18	5.500	1,658,585		1,821,937
Federal National Mortgage Association #679095
04-01-18	5.000	2,718,298	(r)	2,920,103
Federal National Mortgage Association #680961
01-01-33	6.000	453,846		505,088
Federal National Mortgage Association #681080
02-01-18	5.000	460,406		494,586
Federal National Mortgage Association #681166
04-01-32	6.500	228,546		258,283
Federal National Mortgage Association #681400
03-01-18	5.500	2,519,554		2,742,003
Federal National Mortgage Association #682825
01-01-33	6.000	997,988		1,100,584
Federal National Mortgage Association #683100
02-01-18	5.500	92,641		101,585
Federal National Mortgage Association #683116
02-01-33	6.000	170,308		187,816
Federal National Mortgage Association #684586
03-01-33	6.000	1,977,030		2,200,243
Federal National Mortgage Association #686172
02-01-33	6.000	1,557,127		1,717,205
Federal National Mortgage Association #686528
02-01-33	6.000	2,244,065		2,497,423
Federal National Mortgage Association #687051
01-01-33	6.000	5,813,216		6,328,781
Federal National Mortgage Association #689026
05-01-33	5.500	766,929		835,328
Federal National Mortgage Association #689093
07-01-28	5.500	1,778,962		1,931,210
Federal National Mortgage Association #694628
04-01-33	5.500	4,273,868	(r)	4,656,043
Federal National Mortgage Association #694795
04-01-33	5.500	4,720,993	(r)	5,142,855
Federal National Mortgage Association #694988
03-01-33	5.500	5,993,455		6,530,746
Federal National Mortgage Association #695202
03-01-33	6.500	1,952,197		2,203,764
Federal National Mortgage Association #695909
05-01-18	5.500	1,183,147		1,303,355
Federal National Mortgage Association #699424
04-01-33	5.500	2,961,361		3,225,645
Federal National Mortgage Association #702427
04-01-33	5.500	2,346,902		2,556,082
Federal National Mortgage Association #704005
05-01-33	5.500	631,934		684,042
Federal National Mortgage Association #705655
05-01-33	5.000	300,332		320,019

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #709093
06-01-33	6.000	78,977		87,096
Federal National Mortgage Association #709901
06-01-18	5.000	265,218		287,505
Federal National Mortgage Association #710823
05-01-33	5.500	468,455		511,235
Federal National Mortgage Association #711503
06-01-33	5.500	72,672		78,955
Federal National Mortgage Association #720070
07-01-23	5.500	1,440,542		1,574,587
Federal National Mortgage Association #723687
08-01-28	5.500	2,243,771		2,435,799
Federal National Mortgage Association #725232
03-01-34	5.000	11,171,487	(r)	11,903,769
Federal National Mortgage Association #725684
05-01-18	6.000	4,505,106		4,917,762
Federal National Mortgage Association #725813
12-01-33	6.500	5,964,134		6,735,739
Federal National Mortgage Association #726940
08-01-23	5.500	50,092		54,816
Federal National Mortgage Association #730153
08-01-33	5.500	602,088		651,735
Federal National Mortgage Association #735212
12-01-34	5.000	11,782,618		12,540,231
Federal National Mortgage Association #735224
02-01-35	5.500	18,118,273		19,612,259
Federal National Mortgage Association #735382
04-01-35	5.000	22,536,429	(q)	23,985,504
Federal National Mortgage Association #735578
06-01-35	5.000	10,791,076		11,478,190
Federal National Mortgage Association #735579
06-01-35	5.000	35,075,620		37,330,955
Federal National Mortgage Association #735676
07-01-35	5.000	40,888,682		43,517,794
Federal National Mortgage Association #738921
11-01-32	6.500	437,992		494,946
Federal National Mortgage Association #743262
10-01-18	5.000	1,814,725		1,968,665
Federal National Mortgage Association #743347
10-01-33	6.000	58,480		64,988
Federal National Mortgage Association #743579
11-01-33	5.500	154,291		167,014
Federal National Mortgage Association #745355
03-01-36	5.000	10,672,689		11,352,265
Federal National Mortgage Association #745563
08-01-34	5.500	904,296		988,470
Federal National Mortgage Association #747642
11-01-28	5.500	1,285,523		1,395,541
Federal National Mortgage Association #753074
12-01-28	5.500	4,209,176		4,569,408
Federal National Mortgage Association #753091
12-01-33	5.500	2,738,315		2,964,109
Federal National Mortgage Association #757581
01-01-19	5.500	569,870		621,259
Federal National Mortgage Association #759342
01-01-34	6.500	1,024,843		1,163,313

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #765759
12-01-18	5.000	1,599,217		1,717,943
Federal National Mortgage Association #766641
03-01-34	5.000	3,665,129		3,900,795
Federal National Mortgage Association #776962
04-01-29	5.000	10,742,895		11,496,769
Federal National Mortgage Association #779676
06-01-34	5.000	1,286,347		1,369,058
Federal National Mortgage Association #804442
12-01-34	6.500	740,099		835,470
Federal National Mortgage Association #831870
11-01-36	6.500	884,432		987,131
Federal National Mortgage Association #844445
12-01-35	5.500	8,432,472		9,101,441
Federal National Mortgage Association #845109
05-01-36	6.000	15,788,203	(q)	17,485,285
Federal National Mortgage Association #886291
07-01-36	7.000	4,279,651		4,923,476
Federal National Mortgage Association #894547
05-01-35	2.683	4,366,927	(m)	4,559,889
Federal National Mortgage Association #909214
07-01-38	7.000	1,507,424		1,709,087
Federal National Mortgage Association #929182
03-01-38	5.000	1		1
Federal National Mortgage Association #969674
02-01-38	6.000	14,303,343		15,581,569
Federal National Mortgage Association #972006
02-01-38	5.500	35,821,439	(q)	38,534,508
Federal National Mortgage Association #976421
03-01-23	4.500	3,217,933	(r)	3,398,037
Federal National Mortgage Association #995097
10-01-37	6.500	3,786,388		4,236,452
Federal National Mortgage Association #995112
07-01-36	5.500	35,931,274		38,849,161
Federal National Mortgage Association #AD0205
09-01-39	6.000	31,698,296		34,531,031
Federal National Mortgage Association #AD6420
06-01-40	5.000	24,201,935	(q)	25,682,470
Federal National Mortgage Association #AD6943
07-01-40	5.000	40,715,130		43,205,847
Federal National Mortgage Association #AD8486
08-01-40	5.000	48,794,536		51,779,505
Federal National Mortgage Association #AD9883
10-01-25	3.500	248,805		255,009
Federal National Mortgage Association #AE7536
10-01-40	4.500	55,652,750		57,992,695
Federal National Mortgage Association
CMO I.O. Series 2003-42 Class SK
11-25-22	1.000	32,734,840	(i)	3,262,750
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.419	8,837,266	(i)	1,551,414
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	5.340	1,745,206	(i)	157,814

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO I.O. Series 2004-53 Class QC
02-25-34	8.790	9,986,512	(i)	1,238,917
Federal National Mortgage Association
CMO I.O. Series 2004-64 Class SW
08-25-34	11.420	4,269,032	(i)	702,048
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	338,940	(i)	18,593
Federal National Mortgage Association
CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	11,663,053	(i)	1,749,176
Federal National Mortgage Association
CMO I.O. Series 2007-15 Class NI
03-25-22	19.208	15,462,307	(i)	1,757,583
Federal National Mortgage Association
CMO I.O. Series 2008-40 Class AI
08-25-12	9.793	32,415,204	(i)	463,670
Federal National Mortgage Association
CMO I.O. Series 2008-7 Class SA
02-25-38	9.718	15,352,426	(i)	2,467,017
Federal National Mortgage Association
CMO I.O. Series 2009-87 Class NS
11-25-39	15.030	19,318,157	(i)	2,522,748
Federal National Mortgage Association
CMO I.O. Series 2010-3 Class DI
04-25-34	14.430	44,027,871	(i)	1,924,326
Federal National Mortgage Association
CMO I.O. Series 2010-4 Class SK
02-25-40	14.070	16,770,062	(i)	2,205,897
Federal National Mortgage Association
CMO P.O. Series 43 Class 1
09-01-18	20.000	6,131	(j)	5,851
Government National Mortgage Association
12-01-40	4.000	84,000,000	(g)	86,113,103
12-01-40	6.000	11,000,000	(g)	12,125,784
Government National Mortgage Association #425004
10-15-33	5.500	2,566,270		2,805,354
Government National Mortgage Association #595256
12-15-32	6.000	4,019,925		4,477,977
Government National Mortgage Association #604580
08-15-33	5.000	2,287,556		2,466,271
Government National Mortgage Association #604708
10-15-33	5.500	6,136,734		6,708,457
Government National Mortgage Association #606844
09-15-33	5.000	5,611,658		6,050,069
Government National Mortgage Association
CMO I.O. Series 2002-66 Class SA
12-16-25	15.880	7,829,888	(i)	1,434,926
Government National Mortgage Association
CMO I.O. Series 2002-70 Class IC
08-20-32	1.898	3,464,367	(i)	409,311

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	32.742	81,324	(i)	525
Government National Mortgage Association
CMO I.O. Series 2007-17 Class CI
04-16-37	0.350	8,499,901	(i)	2,412,625
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	26.708	24,674,235	(i)	2,865,189
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	35,479,589	(i)	3,974,644
Government National Mortgage Association
CMO I.O. Series 2010-14 Class AV
02-16-40	15.920	10,405,319	(i)	1,567,532
Harborview Mortgage Loan Trust
CMO Series 2005-16 Class 2A1A
01-19-36	0.493	213,330	(m)	124,416
Indymac Index Mortgage Loan Trust
CMO I.O. Series 2006-AR25 Class 3A3
09-25-36	20.000	23,706,872	(i)	137,260
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR3 Class 2A1B
03-25-36	5.292	370,731	(m)	196,437
JP Morgan Alternative Loan Trust
CMO Series 2006-A4 Class A1
09-25-36	5.950	5,811,526		5,818,889
JP Morgan Mortgage Trust
CMO Series 2006-S4 Class A6
01-25-37	6.000	2,798,120		2,755,262
Lehman XS Trust
Series 2006-15 Class A1
10-25-36	0.333	5,234,155	(m)	5,189,702
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.711	6,108,119	(d,m)	6,230,281
MASTR Alternative Loans Trust
CMO Series 2004-2 Class 4A1
02-25-19	5.000	3,702,938		3,724,134
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	2,034,430		2,034,564
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	2,666,590		2,661,438
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	4,247,751		4,094,640
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3B
11-26-36	5.000	13,465,000	(d)	13,465,000
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1
09-25-34	5.000	6,063,443	(d)	6,141,941

	Coupon	Principal
Issuer	rate	amount		Value(a)
RBSSP Resecuritization Trust
CMO Series 2010-9 Class 4A1
09-26-45	1.755	8,023,004	(d,m)	7,996,529
Thornburg Mortgage Securities Trust
CMO I.O. Series 2006-5 Class AX
10-25-46	12.860	12,078,363	(i)	364,242
Thornburg Mortgage Securities Trust
CMO Series 2006-5 Class A2
10-25-46	0.433	12,031,396	(m)	11,756,351
Thornburg Mortgage Securities Trust
CMO Series 2006-6 Class A2
11-25-46	0.403	7,566,375	(m)	7,203,999
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-K Class 2A3
07-25-34	4.701	137,651	(m)	139,476
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-2 Class 1A2
04-25-35	8.000	7,696,910		8,009,902
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2007-8 Class 2A7
07-25-37	6.000	12,508,713		12,640,430

Total				1,865,203,968

Aerospace & Defense (0.1%)
Esterline Technologies Corp.
08-01-20	7.000	130,000	(d)	136,500
L-3 Communications Corp.
10-15-15	6.375	4,350,000		4,480,500
Mantech International Corp.
04-15-18	7.250	517,000		535,095
Oshkosh Corp.
03-01-17	8.250	1,259,000	(q)	1,353,425
03-01-20	8.500	1,041,000	(q)	1,129,485

Total				7,635,005

Automotive (0.1%)
Lear Corp.
03-15-18	7.875	2,731,000	(q)	2,915,343
03-15-20	8.125	1,036,000	(q)	1,130,535

Total				4,045,878

Banking (5.5%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	21,930,000		22,505,479
07-01-20	5.625	22,040,000	(q)	22,212,980
Bank of Montreal
06-09-15	2.850	25,000,000	(c,d,q)	25,897,986
Bank of Nova Scotia
10-29-15	1.650	16,425,000	(c,d)	16,168,174
Barclays Bank PLC
09-21-15	2.500	11,420,000	(c,d,q)	11,434,622
BNP Paribas Home Loan Covered Bonds SA
11-02-15	2.200	12,330,000	(c,d)	12,163,767
Canadian Imperial Bank of Commerce
07-02-15	2.600	30,000,000	(c,d,q)	30,713,692

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup, Inc.
Senior Unsecured
08-09-20	5.375	17,680,000	(q)	18,088,337
Export-Import Bank of Korea
Senior Unsecured
10-17-12	5.500	165,000	(c)	175,082
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	8,862,000	(c)	9,437,489
ICICI Bank Ltd.
Senior Unsecured
10-03-12	6.625	150,000	(c,d)	160,647
JPMorgan Chase & Co.
Senior Unsecured
01-15-16	2.600	20,625,000		20,427,778
10-15-20	4.250	21,955,000		21,454,492
Morgan Stanley
Senior Unsecured
07-24-20	5.500	26,255,000	(q)	26,867,845
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	9,400,000	(c,d,q)	9,348,227
The Goldman Sachs Group, Inc.
Senior Notes
06-15-20	6.000	12,625,000		13,534,492
The Royal Bank of Scotland PLC
08-24-20	5.625	3,205,000	(c)	3,119,924
The Toronto-Dominion Bank
07-29-15	2.200	18,805,000	(c,d,q)	18,941,333

Total				282,652,346

Building Materials (—%)
Associated Materials LLC
Senior Secured
11-01-17	9.125	860,000	(d,q)	875,050
Interface, Inc.
Senior Notes
12-01-18	7.625	419,000	(d,g)	423,190

Total				1,298,240

Chemicals (1.1%)
Airgas, Inc.
10-01-18	7.125	2,695,000		2,961,131
Ashland, Inc.
06-01-17	9.125	1,450,000		1,663,875
Celanese U.S. Holdings LLC
10-15-18	6.625	2,162,000	(d,q)	2,221,455
CF Industries, Inc.
05-01-18	6.875	4,405,000		4,834,488
05-01-20	7.125	610,000	(q)	677,100
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	700,000		721,000
Invista
05-01-12	9.250	1,465,000	(d)	1,465,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
LyondellBasell Industries
Senior Secured
11-01-17	8.000	5,951,000	(d,q)	6,427,080
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	1,119,000	(c)	1,186,140
Polypore International, Inc.
Senior Notes
11-15-17	7.500	1,430,000	(d)	1,447,875
The Dow Chemical Co.
Senior Unsecured
11-15-20	4.250	31,775,000		30,992,985

Total				54,598,129

Construction Machinery (0.2%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	2,862,000	(d)	3,148,200
The Manitowoc Co., Inc.
11-01-13	7.125	4,320,000		4,352,400
11-01-20	8.500	855,000		874,238

Total				8,374,838

Consumer Products (0.1%)
Jarden Corp.
05-01-16	8.000	2,410,000	(q)	2,614,850
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	3,440,000	(d)	3,723,800

Total				6,338,650

Diversified Manufacturing (0.1%)
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	320,000	(d,q)	336,000
SPX Corp.
09-01-17	6.875	3,374,000	(d)	3,542,700

Total				3,878,700

Electric (8.3%)
Arizona Public Service Co.
Senior Unsecured
08-01-16	6.250	11,005,000		12,629,767
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	10,895,000		12,697,931
CMS Energy Corp.
Senior Unsecured
09-30-15	4.250	12,910,000		13,039,100
12-15-15	6.875	1,085,000		1,222,604
02-01-20	6.250	5,165,000	(q)	5,423,250
Consumers Energy Co.
1st Mortgage
02-15-14	6.000	3,855,000		4,328,884
03-15-15	5.000	470,000		518,174
02-15-17	5.150	4,515,000		5,034,577

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	22,230,000		24,993,834
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	935,000		963,727
05-15-14	7.625	24,660,000		28,979,248
Florida Power Corp.
1st Mortgage
06-15-18	5.650	4,315,000		5,034,945
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	12,793,000		13,756,198
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	1,675,000		1,914,657
Majapahit Holding BV
10-17-16	7.750	480,000	(c,d)	566,400
08-07-19	8.000	2,000,000	(c,d,q)	2,400,000
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	8,320,000		8,759,304
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	6,476,752		6,541,519
Nevada Power Co.
04-15-12	6.500	1,000,000		1,069,329
01-15-15	5.875	23,608,000		26,742,363
05-15-18	6.500	9,867,000		11,725,597
08-01-18	6.500	9,145,000		10,935,003
Nisource Finance Corp.
03-01-13	6.150	11,687,000		12,846,234
07-15-14	5.400	9,975,000		11,030,391
09-15-17	5.250	28,552,000		30,583,331
09-15-20	5.450	17,155,000		18,406,869
NRG Energy, Inc.
01-15-17	7.375	9,662,000		9,758,620
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	2,280,000	(q)	2,522,733
Ohio Power Co.
Senior Unsecured
01-15-14	4.850	720,000		774,185
06-01-16	6.000	5,635,000		6,527,815
Pacific Gas & Electric Co.
Senior Unsecured
01-15-40	5.400	3,400,000		3,463,172
PacifiCorp
1st Mortgage
09-15-13	5.450	5,095,000		5,641,046
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	3,255,000		3,521,923

	Coupon	Principal
Issuer	rate	amount		Value(a)
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	2,500,000	(c,d)	3,009,375
12-02-24	7.390	1,140,000	(c,d,q)	1,377,282
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	5,710,000		6,425,052
01-15-16	5.625	5,065,000	(q)	5,778,036
12-01-39	6.000	824,000		894,304
Sierra Pacific Power Co.
05-15-16	6.000	19,645,000		22,733,960
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	12,949,000	(q)	15,190,809
05-15-37	6.150	320,000		348,613
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	28,879,000		37,706,443
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	6,325,000		7,188,641
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	2,245,000		2,740,375
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	4,850,000		5,075,278
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	8,145,000	(c)	8,754,679
03-15-40	6.500	5,610,000	(c)	5,910,707

Total				427,486,284

Entertainment (0.2%)
Regal Cinemas Corp.
07-15-19	8.625	1,510,000		1,593,050
Speedway Motorsports, Inc.
06-01-16	8.750	3,520,000		3,858,800
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07-01-15	9.300	4,068,925	(k,s)	4,027,015

Total				9,478,865

Food and Beverage (3.1%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	7,210,000	(d)	8,391,092
11-15-14	5.375	37,265,000	(d)	41,671,251
Bacardi Ltd.
04-01-14	7.450	8,580,000	(c,d)	10,043,662
Cott Beverages, Inc.
09-01-18	8.125	333,000		356,310
Del Monte Corp.
02-15-15	6.750	2,000,000	(q)	2,052,500
10-15-19	7.500	1,480,000		1,676,100

	Coupon	Principal
Issuer	rate	amount		Value(a)
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	34,015,000		40,729,345
02-01-18	6.125	12,385,000	(q)	14,589,109
SABMiller PLC
Senior Unsecured
01-15-14	5.700	20,690,000	(c,d)	23,089,026
07-15-18	6.500	8,815,000	(c,d)	10,525,648
Sara Lee Corp.
Senior Unsecured
09-15-15	2.750	3,762,000		3,768,328

Total				156,892,371

Gaming (0.1%)
MGM Resorts International
Senior Secured
11-15-17	11.125	2,345,000		2,649,850
Seneca Gaming Corp.
12-01-18	8.250	1,214,000	(d)	1,207,930

Total				3,857,780

Gas Distributors (0.1%)
Energy Transfer Equity LP
10-15-20	7.500	2,800,000		2,884,000
Gas Pipelines (3.3%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
08-07-18	8.700	650,000	(c,d,q)	809,467
CenterPoint Energy Resources Corp.
Senior Unsecured
04-01-13	7.875	7,260,000		8,278,128
01-15-14	5.950	8,250,000		9,107,703
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	53,051,000		62,438,109
El Paso Corp.
Senior Unsecured
09-15-20	6.500	3,075,000	(d,q)	3,198,000
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	6,639,000		7,978,717
04-15-17	5.950	10,930,000		12,507,870
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	1,630,000	(q)	1,788,925
12-01-18	6.875	770,000		781,550
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	34,471,000	(d,q)	37,505,758
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	2,580,000		2,580,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	21,216,000		24,923,623

Total				171,897,850

Health Care (0.4%)
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	3,860,000		4,116,193
CHS/Community Health Systems, Inc.
07-15-15	8.875	1,020,000	(q)	1,067,175
HCA, Inc.
Senior Secured
02-15-20	7.875	840,000		893,550
09-15-20	7.250	10,380,000	(q)	10,886,025
LifePoint Hospitals, Inc.
10-01-20	6.625	613,000	(d)	613,000
Omnicare, Inc.
06-01-13	6.125	880,000		882,200
Select Medical Corp.
02-01-15	7.625	933,000		928,335

Total				19,386,478

Health Care Insurance (—%)
UnitedHealth Group, Inc.
Senior Unsecured
10-15-40	5.700	2,430,000	(q)	2,447,321
Home Construction (—%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	1,950,000	(q)	1,971,938
Independent Energy (1.9%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	28,418,000	(q)	30,323,909
Apache Corp.
Senior Unsecured
02-01-42	5.250	7,975,000	(g)	7,840,462
Berry Petroleum Co.
Senior Unsecured
11-01-20	6.750	475,000		470,250
Chesapeake Energy Corp.
08-15-20	6.625	5,510,000	(q)	5,523,775
Continental Resources, Inc.
04-01-21	7.125	460,000	(d)	481,850
Denbury Resources, Inc.
04-01-13	7.500	1,424,000	(q)	1,440,020
03-01-16	9.750	2,055,000	(q)	2,275,913
EXCO Resources, Inc.
09-15-18	7.500	1,710,000		1,624,500
Forest Oil Corp.
02-15-14	8.500	3,771,000		4,091,535

	Coupon	Principal
Issuer	rate	amount		Value(a)
Newfield Exploration Co.
Senior Subordinated Notes
09-01-14	6.625	2,000,000	(q)	2,040,000
Nexen, Inc.
Senior Unsecured
05-15-17	5.650	9,525,000	(c)	10,700,985
Petrohawk Energy Corp.
08-01-14	10.500	2,540,000	(q)	2,882,900
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	185,000	(q)	204,888
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	1,695,000		1,788,225
Quicksilver Resources, Inc.
08-01-15	8.250	3,358,000		3,433,555
Range Resources Corp.
05-15-16	7.500	2,070,000		2,142,450
05-15-19	8.000	7,100,000		7,739,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Senior Secured
09-30-20	5.298	346,068	(c,d)	368,562
Woodside Finance Ltd.
11-10-14	4.500	9,960,000	(c,d,q)	10,716,568

Total				96,089,347

Integrated Energy (0.2%)
Petro-Canada
Senior Unsecured
07-15-13	4.000	1,515,000	(c)	1,603,668
05-15-18	6.050	5,287,000	(c,q)	6,109,922
TNK-BP Finance SA
03-13-18	7.875	545,000	(c,d)	609,170

Total				8,322,760

Life Insurance (0.2%)
Prudential Financial, Inc.
Senior Unsecured
12-01-17	6.000	2,560,000	(q)	2,870,981
11-15-40	6.200	5,755,000		5,889,707

Total				8,760,688

Lodging (—%)
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	353,000	(q)	368,093
02-01-18	5.750	918,000	(q)	946,075

Total				1,314,168

Media Cable (1.2%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	3,820,000		4,154,250
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,237,000	(d,q)	1,280,295

	Coupon	Principal
Issuer	rate	amount		Value(a)
Comcast Corp.
07-01-39	6.550	9,615,000		10,438,852
CSC Holdings LLC
Senior Unsecured
02-15-18	7.875	765,000	(q)	850,106
02-15-19	8.625	1,085,000	(q)	1,239,613
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	18,755,000		18,854,870
DISH DBS Corp.
10-01-14	6.625	1,590,000		1,647,638
02-01-16	7.125	3,780,000		3,883,950
09-01-19	7.875	3,040,000	(q)	3,192,000
Time Warner Cable, Inc.
05-01-17	5.850	5,239,000	(q)	5,983,975
11-15-40	5.875	5,215,000	(q)	5,171,945
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	4,500,000	(c,q)	4,753,125

Total				61,450,619

Media Non-Cable (1.2%)
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	2,890,000	(d,q)	3,012,825
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	3,450,000	(c,d,q)	3,441,375
Lamar Media Corp.
04-01-14	9.750	2,045,000	(q)	2,336,413
04-15-18	7.875	665,000	(q)	701,575
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	34,077,000	(q)	35,604,569
TCM Sub LLC
01-15-15	3.550	15,005,000	(d)	15,700,313
XM Satellite Radio, Inc.
11-01-18	7.625	2,268,000	(d)	2,268,000

Total				63,065,070

Metals (0.8%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	5,715,000	(c,q)	7,234,790
08-05-20	5.250	5,720,000	(c,q)	5,666,163
10-15-39	7.000	6,025,000	(c,q)	6,096,270
Arch Coal, Inc.
10-01-20	7.250	162,000	(q)	173,340
Arch Western Finance LLC
07-01-13	6.750	2,432,000		2,459,360
Consol Energy, Inc.
04-01-17	8.000	1,295,000	(d,q)	1,385,650
04-01-20	8.250	4,517,000	(d)	4,900,945
FMG Resources August 2006 Propriety Ltd.
Senior Notes
11-01-15	7.000	2,621,000	(c,d,q)	2,680,518

	Coupon	Principal
Issuer	rate	amount		Value(a)
Peabody Energy Corp.
09-15-20	6.500	2,445,000		2,640,600
Rain CII Carbon LLC Corp.
Senior Secured
12-01-18	8.000	1,545,000	(d,g)	1,560,450
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	1,661,000		1,644,390
04-01-20	7.375	3,624,000	(q)	3,624,000

Total				40,066,476

Non-Captive Diversified (1.3%)
Ally Financial, Inc.
03-15-20	8.000	5,051,000	(d,q)	5,202,530
CIT Group, Inc.
Senior Secured
05-01-16	7.000	5,580,000	(q)	5,482,350
General Electric Capital Corp.
Senior Unsecured
09-16-20	4.375	55,505,000	(q)	54,261,855

Total				64,946,735

Oil Field Services (0.4%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	3,447,000	(c,d,q)	3,320,198
Frac Tech Services LLC/ Finance, Inc.
11-15-18	7.125	1,235,000	(d)	1,225,738
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	1,825,000	(c,d,q)	1,907,125
04-11-18	8.146	6,500,000	(c,d)	7,369,374
KazMunayGas National Co.
Senior Unsecured
07-02-18	9.125	1,720,000	(c,d)	1,986,600
05-05-20	7.000	1,250,000	(c,d)	1,291,765
Precision Drilling Corp.
11-15-20	6.625	990,000	(c,d,q)	999,900

Total				18,100,700

Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	2,095,000		2,220,700
Other Industry (0.1%)
Interline Brands, Inc.
11-15-18	7.000	693,000	(d)	695,599
Valmont Industries, Inc.
04-20-20	6.625	5,734,000		5,927,534

Total				6,623,133

Packaging (0.4%)
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	1,617,000	(c,d,q)	1,661,468

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ball Corp.
09-01-19	7.375	820,000		891,750
09-15-20	6.750	2,046,000	(q)	2,173,875
Crown Americas LLC/Capital Corp.
11-15-15	7.750	2,780,000		2,870,349
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,200,000	(q)	2,376,000
Greif, Inc.
Senior Unsecured
02-01-17	6.750	1,585,000		1,660,288
Owens-Brockway Glass Container, Inc.
12-01-14	6.750	2,000,000	(q)	2,042,500
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	2,202,000	(d,q)	2,224,020
04-15-19	7.125	2,207,000	(d)	2,245,623

Total				18,145,873

Paper (0.3%)
Cascades, Inc.
12-15-17	7.750	5,565,000	(c,q)	5,829,338
Georgia-Pacific LLC
11-01-20	5.400	9,550,000	(d)	9,448,598
Graphic Packaging International, Inc.
06-15-17	9.500	1,260,000	(q)	1,367,100
10-01-18	7.875	362,000	(q)	374,670

Total				17,019,706

Pharmaceuticals (0.2%)
Mylan, Inc.
11-15-18	6.000	1,410,000	(d,q)	1,374,750
Valeant Pharmaceuticals International
10-01-20	7.000	6,035,000	(d)	5,884,125
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	1,275,000	(c,d)	1,275,000

Total				8,533,875

Railroads (0.6%)
Canadian Pacific Railway Co.
Senior Unsecured
05-15-13	5.750	1,750,000	(c)	1,921,437
05-15-18	6.500	1,023,000	(c)	1,197,473
CSX Corp.
Senior Unsecured
03-15-11	6.750	275,000		279,558
03-15-12	6.300	1,380,000		1,472,252
03-15-13	5.750	9,275,000		10,177,309
03-15-18	6.250	2,510,000		2,927,403
04-15-41	5.500	9,420,000		9,419,482
Norfolk Southern Corp.
Senior Unsecured
04-01-18	5.750	1,610,000		1,854,071

Total				29,248,985

	Coupon	Principal
Issuer	rate	amount		Value(a)
REITS (0.1%)
Boston Properties LP
Senior Unsecured
05-15-21	4.125	6,685,000		6,487,552
Restaurants (0.3%)
Yum! Brands, Inc.
Senior Unsecured
03-15-18	6.250	12,140,000		14,099,821
Retailers (0.4%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	10,608,000		12,118,855
QVC, Inc.
Senior Secured
04-15-17	7.125	2,763,000	(d,q)	2,928,780
10-15-20	7.375	2,763,000	(d)	2,956,410
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	3,176,000	(d,q)	3,263,340

Total				21,267,385

Technology (0.2%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	2,209,000		2,330,495
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	4,617,000	(q)	4,870,935
01-15-20	6.875	557,000	(q)	595,990

Total				7,797,420

Transportation Services (0.5%)
ERAC USA Finance LLC
10-15-37	7.000	23,652,000	(d)	25,952,796
The Hertz Corp.
10-15-18	7.500	1,500,000	(d,q)	1,515,000

Total				27,467,796

Wireless (0.9%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	7,185,000	(d,q)	7,921,462
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	2,295,000		2,346,638
MetroPCS Wireless, Inc.
09-01-18	7.875	1,135,000	(q)	1,174,725
11-15-20	6.625	1,115,000		1,062,038
Nextel Communications, Inc.
08-01-15	7.375	2,330,000	(q)	2,248,450
Rogers Communications, Inc.
06-15-13	6.250	2,050,000	(c)	2,290,992

	Coupon	Principal
Issuer	rate	amount		Value(a)
SBA Telecommunications, Inc.
08-15-16	8.000	1,920,000	(q)	2,073,600
08-15-19	8.250	2,850,000	(q)	3,120,750
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	3,750,000	(q)	3,900,000
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	17,394,000		17,385,285
Wind Acquisition Finance SA
Senior Secured
02-15-18	7.250	1,625,000	(c,d,q)	1,601,544

Total				45,125,484

Wirelines (3.6%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	29,905,000		32,979,683
Embarq Corp.
Senior Unsecured
06-01-36	7.995	21,538,000		23,380,274
Frontier Communications Corp.
Senior Unsecured
01-15-13	6.250	2,000,000		2,125,000
04-15-15	7.875	692,000		754,280
04-15-17	8.250	1,730,000		1,903,000
04-15-20	8.500	1,414,000	(q)	1,555,400
Qwest Communications International, Inc.
04-01-18	7.125	3,080,000	(d,q)	3,203,200
Telecom Italia Capital SA
07-18-36	7.200	8,195,000	(c)	7,867,372
Telefonica Emisiones SAU
06-20-11	5.984	1,205,000	(c)	1,238,286
01-15-15	4.949	23,627,000	(c)	25,102,270
TELUS Corp.
Senior Unsecured
06-01-11	8.000	3,916,000	(c)	4,044,648
tw telecom holdings, inc.
03-01-18	8.000	1,879,000	(q)	1,982,345
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	33,857,000		36,281,059
04-01-32	7.375	23,714,000		27,592,686
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	5,570,000		5,821,574
Windstream Corp.
08-01-16	8.625	1,555,000		1,613,313
11-01-17	7.875	6,974,000		7,322,700

Total				184,767,090

Total Bonds
(Cost: $5,255,978,242)				$5,414,257,729

Common Stocks (0.1%)

Issuer	Shares		Value(a)
Chemicals
Chemtura Corp.	205,995	(b)	$2,902,470

Total Common Stocks
(Cost: $1,441,420)			$2,902,470

Senior Loans (0.5%)(l)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Building Materials (—%)
Goodman Global, Inc.
1st Lien Term Loan
10-28-16	5.750%	$350,000		$352,380
Consumer Products (0.1%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	3,335,000		3,359,179
Food and Beverage (0.2%)
U.S. Foodservice
Term Loan
07-03-14	2.750-2.760	8,980,385		8,106,683
Media Non-Cable (0.1%)
Nielsen Finance LLC
Tranche C Term Loan
05-01-16	4.003	8,455,279		8,303,084
Wirelines (0.1%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	7,739,444	(b,n)	5,065,698

Total Senior Loans
Cost: $24,345,700)				$25,187,024

Money Market Fund (6.4%)(u)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	331,422,875	(o)	$331,422,875

Total Money Market Fund
(Cost: $331,422,875)			$331,422,875

Investments of Cash Collateral Received for Securities on Loan (17.4%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.1%)
Belmont Funding LLC
12-06-10	0.500%	$4,997,847	$4,997,847
Grampian Funding LLC
12-13-10	0.280	29,992,767	29,992,767
12-15-10	0.280	4,998,833	4,998,833
Rheingold Securitization
12-10-10	0.430	14,995,521	14,995,521

Total			54,984,968

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (13.0%)
Bank of Nova Scotia
05-12-11	0.290	14,000,000	14,000,000
Bank of Tokyo Securities
01-20-11	0.320	9,991,829	9,991,829
Banque et Caisse d’Epargne de l’Etat
02-16-11	0.305	9,992,212	9,992,212
02-22-11	0.300	19,984,678	19,984,678
Barclays Bank PLC
12-20-10	0.340	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.330	4,997,160	4,997,160
12-13-10	0.345	14,986,930	14,986,930
12-20-10	0.350	14,986,741	14,986,741
Canadian Imperial Bank
04-07-11	0.310	8,000,000	8,000,000
Credit Agricole
02-24-11	0.653	6,113,715	6,113,715
04-21-11	0.400	15,000,370	15,000,370
Credit Industrial et Commercial
02-23-11	0.380	9,990,298	9,990,298
03-07-11	0.400	20,000,000	20,000,000
Credit Suisse
04-15-11	0.310	15,000,000	15,000,000
Deutsche Bank AG
12-06-10	0.433	15,000,000	15,000,000
01-10-11	0.464	9,999,914	9,999,914
Development Bank of Singapore Ltd.
01-25-11	0.310	10,000,000	10,000,000
02-17-11	0.300	15,000,000	15,000,000
DZ Bank AG
12-10-10	0.350	15,000,000	15,000,000
01-18-11	0.330	15,000,000	15,000,000
01-18-11	0.345	9,994,062	9,994,062
Erste Bank der Oesterreichischeh Sparkassen AG
12-22-10	0.330	20,000,000	20,000,000
Hong Kong Shanghai Bank Corp., Ltd.
12-01-10	0.250	5,000,000	5,000,000
KBC Bank NV
12-13-10	0.390	3,000,000	3,000,000
12-22-10	0.470	5,000,000	5,000,000
La Banque Postale
02-17-11	0.365	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
02-18-11	0.420	8,774,196	8,774,196
Mizuho Corporate Bank Ltd.
12-10-10	0.300	9,996,418	9,996,418
N.V. Bank Nederlandse Gemeenten
02-04-11	0.330	5,000,000	5,000,000
National Australia Bank Ltd.
03-17-11	0.303	30,000,000	30,000,000
National Bank of Canada
03-21-11	0.410	20,000,000	20,000,000
Natixis
02-07-11	0.440	15,000,000	15,000,000

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Norinchukin Bank
01-25-11	0.330	8,000,000	8,000,000
02-08-11	0.330	5,000,000	5,000,000
02-14-11	0.330	10,000,000	10,000,000
Nykredit Bank
12-20-10	0.400	10,000,000	10,000,000
12-23-10	0.400	10,000,000	10,000,000
Pohjola Bank PLC
12-16-10	0.445	16,980,899	16,980,899
Rabobank Group
04-27-11	0.303	15,000,000	15,000,000
Societe Generale
12-23-10	0.310	14,992,383	14,992,383
02-17-11	0.310	19,984,168	19,984,168
Standard Chartered Bank PLC
12-01-10	0.305	10,000,000	10,000,000
12-10-10	0.490	9,000,000	9,000,000
12-21-10	0.340	9,991,413	9,991,413
Sumitomo Mitsui Banking Corp.
12-01-10	0.300	15,000,000	15,000,000
12-13-10	0.310	10,000,000	10,000,000
01-12-11	0.300	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.350	15,000,000	15,000,000
02-22-11	0.335	10,000,128	10,000,128
04-27-11	0.500	15,000,000	15,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	9,991,161	9,991,161
Union Bank of Switzerland
04-18-11	0.333	15,000,000	15,000,000
Westpac Banking Corp.
05-09-11	0.300	30,000,000	30,000,000

Total			663,748,675

Commercial Paper (0.3%)
ASB Finance Ltd.
05-03-11	0.391	8,983,035	8,983,035
Macquarie Bank Ltd.
01-04-11	0.370	5,996,238	5,996,238
Suncorp Metway Ltd.
12-08-10	0.320	2,999,200	2,999,200

Total			17,978,473

Other Short-Term Obligations (0.8%)
Natixis Financial Products LLC
12-01-10	0.580	20,000,000	20,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.530	13,000,000	13,000,000
01-14-11	0.430	10,000,000	10,000,000

Total			43,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.2%)(p)
Barclays Capital, Inc.
dated 10-13-10, matures 12-31-10,
repurchase price
$15,004,908	0.380%	$15,000,000	$15,000,000
Barclays Capital, Inc.
dated 11-04-10, matures 12-31-10,
repurchased price
$15,004,908	0.380	15,000,000	15,000,000
Cantor Fitzgerald & Co.
dated 11-30-10, matures 12-01-10,
repurchase price
$35,000,253	0.260	35,000,000	35,000,000
Goldman Sachs & Co.
dated 11-30-10, matures 12-01-10,
repurchase price
$19,026,676	0.250	19,026,544	19,026,544
RBS Securities, Inc.
dated 08-18-10, matures 01-04-11,
repurchase price
$10,003,695	0.380	10,000,000	10,000,000
Societe Generale
dated 11-30-10, matures 12-01-10,
repurchased price
$20,000,128	0.230	20,000,000	20,000,000

Total			114,026,544

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $893,738,660)			$893,738,660

Total Investments in Securities
(Cost: $6,506,926,897)(w)			$6,667,508,758

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Nov. 30, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

U.S. Treasury Long Bond, 20-year	1,113	$141,664,031	March 2011	$2,224,331	$—
U.S. Treasury Note, 2-year	(293)	(64,276,875)	April 2011	—	(440)
U.S. Treasury Note, 5-year	(3,209)	(384,603,656)	April 2011	569,533	—
U.S. Treasury Note, 10-year	(1,579)	(195,968,711)	March 2011	577,409	—
U.S. Treasury Ultra Bond, 30-year	(533)	(70,422,625)	March 2011	—	(1,591,469)

Total				$3,371,273	$(1,591,909)

Open Options Contracts Written at Nov. 30, 2010

		Notional	Exercise	Premium	Expiration
Issuer	Puts/Calls	amount	price	received	date	Value(a)

U.S. Treasury Note, 10-year	Put	$1,000	$122.00	$600,826	Dec. 2010	$318,656
U.S. Treasury Note, 10-year	Put	1,000	122.50	214,838	Dec. 2010	277,766

Total						$596,422

Forward Foreign Currency Exchange Contracts Open at Nov. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

HSBC Securities (USA), Inc.	Dec. 15, 2010	52,105,000	53,480,012	$1,551,959	$—
		(CHF)	(USD)

UBS Securities	Dec. 15, 2010	23,827,000	32,395,869	1,471,713	—
		(EUR)	(USD)

UBS Securities	Dec. 15, 2010	13,364,000	20,729,103	—	(23,025)
		(GBP)	(USD)

State Street Bank & Trust Company	Dec. 15, 2010	31,385,590	31,213,000	—	(1,525,418)
		(USD)	(AUD)

State Street Bank & Trust Company	Dec. 15, 2010	1,251,600	1,309,000	665	—
		(USD)	(AUD)

HSBC Securities (USA), Inc.	Dec. 15, 2010	52,061,037	309,158,000	—	(2,318,425)
		(USD)	(NOK)

HSBC Securities (USA), Inc.	Dec. 15, 2010	2,161,888	13,437,000	86	—
		(USD)	(NOK)

Goldman, Sachs & Co.	Dec. 15, 2010	20,841,068	146,520,000	—	(14,994)
		(USD)	(SEK)

Total				$3,024,423	$(3,881,862)

Notes to Portfolio of Investments
AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
CMO — Collateralized Mortgage Obligation
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
I.O. — Interest Only
MXN — Mexican Peso
NOK — Norwegian Krone
P.O. — Principal Only
SEK — Swedish Krona
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.04% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2010, the value of these securities amounted to $1,122,937,844 or 21.84% of net assets.

(e)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Nov. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $621,200,804.

(h)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
XLCA	—	XL Capital Assurance
(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2010.

(j)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2010.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Nov. 30, 2010 was $4,027,015, representing 0.08% of net assets. Information concerning such security holdings at Nov. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	02-23-96 thru 08-12-96	$3,946,781
(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2010.

(n)	This position is in bankruptcy.

(o)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Nov. 30, 2010.

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.380%)

Security description	Value (a)

Arabella Ltd	$110,681
Banco Bilbao Vizcaya	3,741,701
Banco Bilbao Vizcaya Argentaria/New York NY	40,365
Bnp Paribas Ny	84,375
Bnz International Funding Ltd	17,989
Bp Capital Markets	527,541
Bpce	59,341
Central American Bank	194,847
Commonwealth Bank of Australia	464,987
Danske Corp	20,399
Electricite De France	950,861
Gdz Suez	751,304
Golden Funding Corp	31,151
International Bus Mach Corp	137,985
Kfw	27,350
Nationwide Building	2,983,752
Natixis Ny	143,999
Natixis Us Finance Co	519,441
Novartis Fnc Corp	359,992
Oesterreichische Kno	1,857,819
Prudential Plc	1,284,769
Rabobank Nederland	74,190
Silver Tower Us Fund	251,027
Societe De Prise	1,067,280
Societe Generale Ny	15,599
Statens Bostadsfin	17,993
Ubs Ag Stamford	13,262

Total market value of collateral securities	$15,750,000

Barclays Capital, Inc. (0.380%)

Security description	Value (a)

Arabella Ltd	$110,681
Banco Bilbao Vizcaya	3,741,701
Banco Bilbao Vizcaya Argentaria/New York NY	40,365
Bnp Paribas Ny	84,375
Bnz International Funding Ltd	17,989
Bp Capital Markets	527,541
Bpce	59,341
Central American Bank	194,847
Commonwealth Bank of Australia	464,987
Danske Corp	20,399
Electricite De France	950,861
Gdz Suez	751,304
Golden Funding Corp	31,151
International Bus Mach Corp	137,985
Kfw	27,350
Nationwide Building	2,983,752
Natixis Ny	143,999
Natixis Us Finance Co	519,441
Novartis Fnc Corp	359,992
Oesterreichische Kno	1,857,819
Prudential Plc	1,284,769
Rabobank Nederland	74,190
Silver Tower Us Fund	251,027
Societe De Prise	1,067,280
Societe Generale Ny	15,599
Statens Bostadsfin	17,993
Ubs Ag Stamford	13,262

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.260%)

Security description	Value (a)

Fannie Mae Grantor Trust	$6,326
Fannie Mae Interest Strip	1,819,264
Fannie Mae Principal Strip	335,128
Fannie Mae REMICS	3,650,363
Fannie Mae Whole Loan	184,174
Federal Farm Credit Bank	1,360,208
Federal Home Loan Mortgage Corp	718,096
Federal National Mortgage Association	618,018
FHLMC Multifamily Structured Pass Through Certificates	1,714
FHLMC Structured Pass Through Securities	1,934,451
Freddie Mac Coupon Strips	4,844
Freddie Mac Reference REMIC	35,354
Freddie Mac REMICS	5,726,839
Freddie Mac Strips	1,092,813
Ginnie Mae I Pool	2,427,817
Ginnie Mae II Pool	7,298,806
Government National Mortgage Association	2,650,257
United States Treasury Bill	2,939,116
United States Treasury Inflation Indexed Bonds	462,818
United States Treasury Strip Coupon	2,201,032
United States Treasury Strip Principal	232,564

Total market value of collateral securities	$35,700,002

Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$19,407,075

Total market value of collateral securities	$19,407,075

RBS Securities, Inc. (0.380%)

Security description	Value (a)

Fannie Mae REMICS	$746,721
Fannie Mae Whole Loan	54,457
Freddie Mac REMICS	9,398,832

Total market value of collateral securities	$10,200,010

Societe Generale (0.230%)

Security description	Value (a)

United States Treasury Inflation Indexed Bonds	$4,213,083
United States Treasury Note/Bond	16,186,917

Total market value of collateral securities	$20,400,000

(q)	At Nov. 30, 2010, security was partially or fully on loan.

(r)	At Nov. 30, 2010, investments in securities included securities valued at $8,298,543 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(t)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(u)	At Nov. 30, 2010, cash or short-term securities were designated to cover open put and/or call options on futures written.

(v)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
10-01-25 3.500%	$250,000	12-15-10	$258,647	$256,234
12-01-40 5.000	14,020,000	12-13-10	121,783,159	120,896,774
(w)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $6,506,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$205,860,000
Unrealized depreciation	(45,278,000)

Net unrealized appreciation	$160,582,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs (b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$128,602,928	$—	$128,602,928
U.S. Government Obligations & Agencies	355,352,813	68,703,779	—	424,056,592
Asset-Backed Securities	—	519,057,149	13,207,273	532,264,422
Commercial Mortgage-Backed Securities	—	548,083,763	—	548,083,763
Residential Mortgage-Backed Securities	607,605,591	1,206,485,432	51,112,945	1,865,203,968
Corporate Debt Securities
Entertainment	—	5,451,850	4,027,015	9,478,865
All other industries	—	1,906,567,191	—	1,906,567,191

Total Bonds	962,958,404	4,382,952,092	68,347,233	5,414,257,729

Equity Securities
Common Stocks	2,902,470	—	—	2,902,470

Total Equity Securities	2,902,470	—	—	2,902,470

Other
Senior Loans	—	25,187,024	—	25,187,024
Affiliated Money Market Fund(c)	331,422,875	—	—	331,422,875
Investments of Cash Collateral Received for Securities on Loan	—	893,738,660	—	893,738,660

Total Other	331,422,875	918,925,684	—	1,250,348,559

Investments in Securities	1,297,283,749	5,301,877,776	68,347,233	6,667,508,758
Derivatives(d)
Assets
Futures Contracts	3,371,273	—	—	3,371,273
Forward Foreign Currency Contracts	—	3,024,423	—	3,024,423
Liabilities
Futures Contracts	(1,591,909)	—	—	(1,591,909)
Options Contracts Written	(596,422)	—	—	(596,422)
Forward Foreign Currency Contracts	—	(3,881,862)	—	(3,881,862)

Total	$1,298,466,691	$5,301,020,337	$68,347,233	$6,667,834,261

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2010.

(d)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Total

Balance as of Aug. 31, 2010	$12,373,620	$83,944,128	$4,040,442	$100,358,190
Accrued discounts/premiums	(91,216)	75,250	5,465	(10,501)
Realized gain (loss)	2	55,449	—	55,451
Change in unrealized appreciation (depreciation)*	53,390	(326,176)	(18,892)	(291,678)
Sales	(718,843)	(6,770,259)	—	(7,489,102)
Purchases	2,499,495	13,465,000	—	15,964,495
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(909,175)	(39,990,447)	—	(40,239,622)

Balance as of Nov. 30, 2010	$13,207,273	$51,112,945	$4,027,015	$68,347,233

*	Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2010 was $(362,031) which is comprised of Asset-Backed Securities of $22,822, Residential Mortgage-Backed Securities of $(365,961) and Corporate Debt Securities of $(18,892).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Diversified Income Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	January 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Chief Financial Officer

Date	January 21, 2011